Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

24.Leases

The Company leases land, buildings and improvements, machinery and equipment, as well as IT- and office equipment under various lease agreements.

Leasing in the consolidated statements of income

The following table shows the effects from lease agreements on the consolidated statements of income for the year ended December 31, 2024, 2023 and 2022:

Leasing in the consolidated statements of income
in € THOUS
	2024	2023	2022
Depreciation on right-of-use assets	675,526	700,671	746,471
Impairments on right-of-use assets	57,226	25,486	27,646
Expenses relating to short-term leases	53,057	59,327	52,420
Expenses relating to leases of low-value assets	20,104	22,188	17,421
Expenses relating to variable lease payments	6,343	10,465	13,803
Income from subleasing right-of-use assets	3,957	3,655	3,340
Interest expense on lease liabilities	148,420	148,789	151,317

For information regarding leases with related parties, see note 6 b).

Leases in the consolidated balance sheets

At December 31, 2024 and 2023, the acquisition costs and the accumulated depreciation of right-of-use assets consisted of the following:

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	41,202	427	(82)	4,282	(1,329)	(3,298)	41,202
Right-of-use assets: Buildings and improvements	6,557,178	323,334	(46,109)	556,872	(57,944)	(224,434)	7,108,897
Right-of-use assets: Machinery and equipment	324,167	9,751	—	60,731	63	(201,447)	193,265
Right-of-use assets	6,922,547	333,512	(46,191)	621,885	(59,210)	(429,179)	7,343,364
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023

Right-of-use assets: Land	38,880	(2)	(78)	3,853	(106)	(1,345)	41,202
Right-of-use assets: Buildings and improvements	6,610,406	(224,345)	(5,946)	482,714	(192,024)	(113,627)	6,557,178
Right-of-use assets: Machinery and equipment	330,900	(11,471)	15	74,628	(38,713)	(31,192)	324,167
Right-of-use assets	6,980,186	(235,818)	(6,009)	561,195	(230,843)	(146,164)	6,922,547

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2024	translation	group	Additions	loss	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	17,743	179	(25)	3,923	12	(930)	(1,794)	19,108
Right-of-use assets: Buildings and improvements	2,997,179	159,501	(23,175)	642,415	56,894	(42,315)	(200,144)	3,590,355
Right-of-use assets: Machinery and equipment	236,384	6,689	—	29,188	320	(145)	(150,991)	121,445
Right-of-use assets	3,251,306	166,369	(23,200)	675,526	57,226	(43,390)	(352,929)	3,730,908
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2023	translation	group	Additions	loss	Reclassifications	Disposals	2023

Right-of-use assets: Land	14,741	(4)	(78)	4,150	33	(43)	(1,056)	17,743
Right-of-use assets: Buildings and improvements	2,533,636	(93,661)	(1,121)	663,148	25,370	(50,221)	(79,972)	2,997,179
Right-of-use assets: Machinery and equipment	244,683	(7,946)	15	33,374	83	(5,312)	(28,513)	236,384
Right-of-use assets	2,793,060	(101,611)	(1,184)	700,672	25,486	(55,576)	(109,541)	3,251,306

Book value
in € THOUS
	December 31,	December 31,
	2024	2023
Right-of-use assets: Land	22,094	23,459
Right-of-use assets: Buildings and improvements	3,518,542	3,559,999
Right-of-use assets: Machinery and equipment	71,820	87,783
Right-of-use assets	3,612,456	3,671,241

Depreciation expense is allocated within costs of revenue, selling, general and administrative and R&D expenses, depending upon the area in which the asset is used.

Impairment losses are allocated within costs of revenue, selling, general and administrative and R&D expenses, depending upon the area in which the asset is used, or are included within other operating expense in certain instances when the corresponding assets have been identified as strategic transactions and/or programs.

For a maturity analysis of lease liabilities see note 26.

Leasing in the consolidated statements of cash flows

Total cash outflows from leases were €901,938 for the year ended December 31, 2024 (December 31, 2023 and 2022: €965,486 and €1,013,913, respectively).

Leases that the Company entered into as a lessee that have not yet begun as of December 31, 2024 will result in future cash outflows of €52,309 (December 31, 2023 and 2022: €109,012 and €133,367, respectively).

Potential future cash outflows resulting from purchase options €16,548 were not reflected in the measurement of the lease liabilities as of December 31, 2022 as the exercise of the respective options was not reasonably certain. In 2024 and 2023, there were no potential future cash outflows resulting from purchase options.

Potential future cash outflows resulting from extension options of €7,513,645 were not reflected in the measurement of the lease liabilities as of December 31, 2024, as the exercise of the respective options is not reasonably certain (December 31, 2023 and 2022: €7,213,730 and €7,547,505, respectively). The major part of these potential future cash outflows relates to extension options in real estate lease agreements, primarily for dialysis clinics in the Care Delivery segment. Individual lease agreements include multiple extension options. The Company uses extension options to obtain a high degree of flexibility in performing its business. These extension options held are exercisable solely by the Company.

Potential future cash outflows resulting from termination options of €4 were not reflected in the measurement of the lease liabilities as of December 31, 2024, as the exercise of the respective options is not reasonably certain (December 31, 2023 and 2022: €2,956 and €3,338, respectively).

For additional information regarding residual value guarantees in certain lease contracts, see note 25.